Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Canada [member] | Scotia Capital Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Capital Inc.
Principal office	[1]	Toronto, Ontario
Carrying value	[1],[2]	$ 4,160	$ 3,723
Canada [member] | BNS Investments Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	BNS Investments Inc.
Principal office	[1]	Toronto, Ontario
Carrying value	[1],[2]	$ 23,860	22,925
Canada [member] | 1832 Asset Management L.P. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	1832 Asset Management L.P.
Principal office	[1]	Toronto, Ontario
Canada [member] | Montreal Trust Company of Canada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Montreal Trust Company of Canada
Principal office	[1]	Montreal, Quebec
Canada [member] | MD Financial Management Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	MD Financial Management Inc.
Principal office	[1]	Ottawa, Ontario
Carrying value	[1],[2]	$ 2,826	2,711
Canada [member] | Jarislowsky, Fraser Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Jarislowsky, Fraser Limited
Principal office	[1]	Montreal, Quebec
Carrying value	[1],[2]	$ 956	997
Canada [member] | Scotia Securities Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Securities Inc.
Principal office	[1]	Toronto, Ontario
Carrying value	[1],[2]	$ 73	63
Canada [member] | Tangerine Bank [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Tangerine Bank
Principal office	[1]	Toronto, Ontario
Carrying value	[1],[2]	$ 4,154	4,529
Canada [member] | The Bank of Nova Scotia Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	The Bank of Nova Scotia Trust Company
Principal office	[1]	Toronto, Ontario
Carrying value	[1],[2]	$ 704	610
Canada [member] | Scotia Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Mortgage Corporation
Principal office	[1]	Toronto, Ontario
Carrying value	[1],[2]	$ 843	780
Canada [member] | National Trust Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	National Trust Company
Principal office	[1]	Stratford, Ontario
Carrying value	[1],[2]	$ 408	388
Canada [member] | Roynat Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Roynat Inc.
Principal office	[1]	Calgary, Alberta
Carrying value	[1],[2]	$ 741	674
Canada [member] | Scotia Dealer Advantage Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Dealer Advantage Inc.
Principal office	[1]	Hamilton, Ontario
Carrying value	[1],[2]	$ 924	912
International [member] | Scotia Holdings (USA) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1],[3]	Scotia Holdings (USA) LLC
Principal office	[1],[3]	New York, New York
Carrying value	[1],[2],[3]	$ 7,654	7,218
International [member] | Scotia Capital (USA) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Capital (USA) Inc.
Principal office	[1]	New York, New York
International [member] | Scotia Financing (USA) LLC [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Financing (USA) LLC
Principal office	[1]	New York, New York
International [member] | Nova Scotia Inversiones Limitada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Nova Scotia Inversiones Limitada
Principal office	[1]	Santiago, Chile
Carrying value	[1],[2]	$ 7,489	7,423
International [member] | Scotiabank Chile S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Chile S.A. (99.79%)
Principal office	[1]	Santiago, Chile
International [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.39%)
Principal office	[1]	Mexico City, Mexico
Carrying value	[1],[2]	$ 6,966	6,812
International [member] | Scotiabank Inverlat, S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Inverlat, S.A.
Principal office	[1]	Mexico City, Mexico
International [member] | Scotia Peru Holdings S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Peru Holdings S.A.
Principal office	[1]	Lima, Peru
Carrying value	[1],[2]	$ 5,779	5,700
International [member] | Scotiabank Peru S.A.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Peru S.A.A. (99.31%)
Principal office	[1]	Lima, Peru
International [member] | Multiacciones S.A.S [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Multiacciones S.A.S.
Principal office	[1]	Bogota, Colombia
Carrying value	[1],[2]	$ 973	1,100
International [member] | Scotiabank Colpatria, S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1],[4]	Scotiabank Colpatria, S.A. (55.98%)
Principal office	[1],[4]	Bogota, Colombia
International [member] | Scotiabank Brasil S.A. Banco Multiplo [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Brasil S.A. Banco Multiplo
Principal office	[1]	Sao Paulo, Brazil
Carrying value	[1],[2]	$ 796	914
International [member] | Scotial Uruguay Holdings SA [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Uruguay Holdings S.A.
Principal office	[1]	Montevideo, Uruguay
Carrying value	[1],[2]	$ 681	585
International [member] | Scotiabank Uruguay S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Uruguay S.A.
Principal office	[1]	Montevideo, Uruguay
International [member] | Scotiabank Republica Dominicana, S.A. – Banco Multiple [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)
Principal office	[1]	Santo Domingo, Dominican Republic
Carrying value	[1],[2]	$ 943	934
International [member] | Scotiabank Caribbean Holdings Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Caribbean Holdings Ltd.
Principal office	[1]	Bridgetown, Barbados
Carrying value	[1],[2]	$ 1,608	1,527
International [member] | Scotia Group Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotia Group Jamaica Limited (71.78%)
Principal office	[1]	Kingston, Jamaica
International [member] | Scotiabank Trinidad and Tobago Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank Trinidad and Tobago Limited (50.90%)
Principal office	[1]	Port of Spain, Trinidad and Tobago
International [member] | Scotiabank (Barbados) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank (Barbados) Limited
Principal office	[1]	Bridgetown, Barbados
Carrying value	[1],[2]	$ 237	307
International [member] | BNS International (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	BNS International (Bahamas) Limited
Principal office	[1]	Nassau, Bahamas
Carrying value	[1],[2]	$ 11,180	$ 13,842
International [member] | The Bank of Nova Scotia Trust Company (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	The Bank of Nova Scotia Trust Company (Bahamas) Limited
Principal office	[1]	Nassau, Bahamas
International [member] | Scotiabank (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank (Bahamas) Limited
Principal office	[1]	Nassau, Bahamas
International [member] | Scotiabank & Trust (Cayman) Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank & Trust (Cayman) Ltd.
Principal office	[1]	Grand Cayman, Cayman Islands
International [member] | Grupo BNS de Costa Rica, S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Grupo BNS de Costa Rica, S.A.
Principal office	[1]	San Jose, Costa Rica
International [member] | Scotiabank (Ireland) Designated Activity Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	[1]	Scotiabank (Ireland) Designated Activity Company
Principal office	[1]	Dublin, Ireland

[1]	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Effective July 1, 2023, Scotia Holdings (U.S.) Inc. converted to a Limited Liability Company and changed its name to Scotia Holdings (USA) LLC.
[4]	The Bank made a capital contribution to Scotiabank Colpatria S.A. in July 2023 which increased its ownership interest to 55.98% following the subsequent issuance of additional shares.